Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ (13)	$ 17	$ (126)
Deferred Tax Expense (Recovery)	(838)	(814)	(884)
Tax Expense (Recovery) From Continuing Operations	(851)	(797)	(1,010)
Canada [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	(14)	14	(128)
United States [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 1	$ 3	$ 2